Capital Stock and Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2013
Capital Stock and Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2010	$1,187,887	$15.30
Granted	616,055	12.64
Vested	(419,880)	15.44
Forfeited or expired	-	-
Outstanding at December 31, 2011	$1,384,062	$14.07
Granted	667,614	9.13
Vested	(600,051)	13.83
Forfeited or expired	-	-
Outstanding at December 31, 2012	$1,451,625	$11.90
Granted	607,946	9.06
Vested	(701,198)	12.64
Forfeited or expired	-	-
Outstanding at December 31, 2013	$1,358,373	$10.25